Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022		Dec. 31, 2021
Interest income:
Loans		$ 38,175	$ 37,871	$ 76,333	$ 99,194	$ 176,175		$ 961,522
Total interest income		38,175	37,871	76,333	99,194	176,175		961,522
Non-interest income:
Commissions		16,323,056	2,937,080	26,338,683	3,764,157	26,561,691		5,168,233
Recurring service fees		768,014	873,396	1,548,976	1,821,376	3,372,449		4,391,773
Total non-interest income		17,091,070	3,810,476	27,887,659	5,585,533	29,934,140		9,560,006
Total revenues from others		17,129,245	3,848,347	27,963,992	5,684,727	30,110,315		10,521,528
Non-interest income:
Recurring service fees		241,688	241,325	480,621	481,268	969,912		947,075
Total revenues from related parties		241,688	241,325	480,621	481,268	969,912		947,075
Total revenues		17,370,933	4,089,672	28,444,613	6,165,995	31,080,227		11,468,603
Operating cost and expenses:
Interest expense		(247,680)		(412,776)		(140,644)		(484,020)
Commission expense		(11,984,437)	(2,480,271)	(19,279,929)	(3,181,313)	(18,823,458)		(3,866,251)
Sales and marketing expense		(514,984)	(391,301)	(2,371,887)	(631,652)	(11,141,672)		(205,543)
Technology expense		(1,058,812)	(149,230)	(1,937,798)	(283,097)	(1,209,035)		(414,230)
Personnel and benefit expense		(5,302,270)	(3,404,039)	(14,907,460)	(5,409,018)	(21,928,504)		(9,152,522)
Other general and administrative expenses		(8,655,884)	(1,173,217)	(14,511,705)	(2,081,618)	(6,188,011)		(5,793,160)
Total operating cost and expenses		(27,764,067)	(7,598,058)	(53,421,555)	(11,586,698)	(59,431,324)		(19,915,726)
Loss from operations		(10,393,134)	(3,508,386)	(24,976,942)	(5,420,703)	(28,351,097)		(8,447,123)
Other income (expense):
Interest income		197,255	8,976	367,781	16,615	99,132		47,737
Interest income, related party								203,632
Foreign exchange gain (loss), net		349,539	(2,126,882)	905,850	(2,607,456)	(2,643,261)		(915,062)
Loss on equity method investment								(1,596,555)
Investment income (loss), net		(441,568)	(5,683,988)	1,281,496	(3,535,053)	(8,937,431)		130,255,232
Change in fair value of warrant liabilities		1,695		2,375		8,952
Change in fair value of forward share purchase liability				(82,182)		(5,392,293)
Loss on settlement of forward share purchase agreement		(378,895)		(378,895)
Rental income		78,764	78,647	138,271	157,714	315,233
Sundry income		27,423	26,175	84,067	155,528	504,735		421,107
Total other income (expense), net		(165,787)	(7,697,072)	2,318,763	(5,812,652)	(16,044,933)		128,416,091
Loss before income taxes		(10,558,921)	(11,205,458)	(22,658,179)	(11,233,355)	(44,396,030)		119,968,968
Income tax (expense) benefit		(26,368)	314,143	280	(105,354)	(124,605)		(23,505,445)
NET LOSS		(10,585,289)	(10,891,315)	(22,657,899)	(11,338,709)	(44,520,635)		96,463,523
Other comprehensive income (loss):
Foreign currency translation adjustment		33,235	(106,008)	(99,969)	(380,359)	(205,477)		(393,601)
TOTAL COMPREHENSIVE LOSS		$ (10,552,054)	$ (10,997,323)	$ (22,757,868)	$ (11,719,068)	$ (44,726,112)		$ 96,069,922
Weighted average number of ordinary shares outstanding(1)
Diluted (in Shares)	[1]					56,084,858		55,500,000
Net (loss) income per ordinary share(1)
Diluted (in Dollars per share)	[1]					$ (0.79)		$ 1.74
Weighted average number of ordinary shares outstanding – basic (in Shares)		64,953,238	55,500,000	62,823,549	55,500,000	56,084,858	[1]	55,500,000	[1]
Net loss per ordinary share – basic (in Dollars per share)		$ (0.16)	$ (0.2)	$ (0.36)	$ (0.2)	$ (0.79)	[1]	$ 1.74	[1]

[1]	Retroactively restated for the reverse recapitalization as described in Note 4.